DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 8: DERIVATIVE LIABILITIES

The Company issued Units consisting of Series C Preferred Stock and Warrants in a PIPE financing (see Note 9) and a Note payable (see Note 7) in two transactions (“Derivative Instruments”). The Series C Warrants as well as the conversion option on the Note payable contained characteristics that required the Company to classify them as derivative liabilities. The Derivative Instruments have been accounted for utilizing ASC 815 “Derivatives and Hedging.”

The Company identified embedded features in some of the agreements which were classified as liabilities. These embedded features included a variable conversion price that would convert those instruments into a variable number of common shares. The accounting treatment of derivative financial instruments requires that the Company treat the instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

The Company determined the derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value. The Black-Scholes model requires six basic data inputs: the exercise or strike price, expected term, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate.

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each derivative instrument is estimated using the Black-Scholes valuation model. The following assumptions were used during the three months ended June 30, 2023 and 2022:

	Three Months Ended June 30, 2023	Three Months Ended June 30, 2022
Expected term	0.20– 5.00 years	-
Expected volatility	66- 197%	-%
Expected dividend yield	-	-
Risk-free interest rate	3.60 – 5.43%	-%
Exercise price	$1.00	-
Market price	1.09 – $1.24	-

Derivative liabilities as of June 30, 2023 (unaudited) and March 31, 2023 are as follows.

	June 30, 2023	March 31, 2023
	(unaudited)
Fair value of Warrants issued in connection with Series C Preferred Stock (see Note 9)	$14,949,214	$9,948,473
Fair value of conversion option on convertible note payable (see Note 7)	305,073	534,898
	$15,254,287	$10,483,371

Activity related to the derivative liabilities for the three months ended June 30, 2023 is as follows:

Beginning balance as of March 31, 2023	$10,483,371
Issuances of Series C Warrants – derivative liabilities	2,427,596
Change in fair value of derivative liabilities	2,343,320
Ending balance as of June 30, 2023	$15,254,287

The change in fair value of the derivative liability for the three months ended June 30, 2023 was $2,343,320.

There were no derivative liabilities in the three months ended June 30, 2022.

NOTE 8: DERIVATIVE LIABILITIES

The Company issued Units consisting of Series C preferred stock and Warrants in a PIPE financing (see Note 9) and a Note payable (see Note 7) in two transactions (“Derivative Instruments”). The Series C warrants as well as the conversion option on the Note payable contained characteristics that required the Company to classify them as derivative liabilities. The Derivative Instruments have been accounted for utilizing ASC 815 “Derivatives and Hedging.”

The Company identified embedded features in some of the agreements which were classified as liabilities. These embedded features included a variable conversion price that would convert those instruments into a variable number of common shares. The accounting treatment of derivative financial instruments requires that the Company treat the instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

The Company determined the derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value. The Black-Scholes model requires six basic data inputs: the exercise or strike price, expected term, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate.

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each derivative instrument is estimated using the Black-Scholes valuation model. The following assumptions were used during the years ended March 31, 2023 and 2022:

	Year Ended March 31, 2023	Year Ended March 31, 2022
Expected term	0.45 – 5.00 years	-
Expected volatility	113 - 197%	-
Expected dividend yield	-	-
Risk-free interest rate	3.60 – 4.94%	-
Exercise price	$0.70 - $1.00	-
Market price	$0.70 – $1.43	-

Derivative liabilities as of March 31, 2023 and March 31, 2022 are as follows.

	March 31, 2023	March 31, 2022
Fair value of Warrants issued in connection with Series C Preferred Stock (see Note 9)	$9,948,473	$-
Fair value of conversion option on convertible note payable (see Note 7)	534,898	-
	$10,483,371	$-

Activity related to the derivative liabilities for the year ended March 31, 2023 is as follows:

Beginning balance as of March 31, 2022	$-
Issuances of Series C Warrants – derivative liabilities	12,304,724
Bifurcation of conversion option on convertible note payable	923,956
Change in fair value of derivative liabilities	(2,745,309)
Ending balance as of March 31, 2023	$10,483,371

The change in fair value of the derivative liability for the years ended March 31, 2023 and 2022 were $(2,745,309) (gain) and $(2,954,109), respectively.

There were no derivative liabilities in the year ended March 31, 2022.